EXECUTION COPY


INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

    Advisory Agreement, dated as of January 1, 2019 (New York time) (the
	"Agreement") between THE CHINA FUND, INC., a Maryland corporation (the "Fund") and MATTHEWS INTERNATIONAL CAPITAL MANAGEMENT, LLC, a limited liability company organized and existing under the laws of the State of Delaware and registered as an investment adviser with the U.S. Securities and Exchange Commission (the "Investment Manager").

    WHEREAS, the Fund is a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), shares of common stock of which are registered under the Securities Act of 1933, as amended; and

    WHEREAS, the Fund's investment objective is long-term capital appreciation which it seeks to achieve by investing primarily in equity securities of China companies (as that term is defined in the Prospectus, dated June 27, 2005 (the "Prospectus") contained in the Fund's Registration Statement on Form N-2 (File No. 333-124392) (the "Registration Statement"));

    WHEREAS, the Fund desires to retain the Investment Manager to render investment management services to the Fund and the Investment Manager is willing to render such services;

    NOW, THEREFORE, in consideration of the mutual covenants hereafter contained, it is hereby agreed by and between the parties hereto as follows:

1.	Appointment of Investment Manager.

        (a)	The Fund hereby employs the Investment Manager for the period and
		on the terms and conditions set forth herein, subject at all times to
		the supervision of the Board of Directors of the Fund, to:

    i.	Other than with respect to the portion of the Fund's assets invested
	in "direct investments" (assets of the Fund that are invested in securities that at the time of such investment are not (or approved for listing) on a securities exchange), make all investment decisions for the assets of the Fund (the "Assets") and to manage the investment and reinvestment of the Assets in accordance with the investment objective and policies of the Fund set forth in the Fund's Prospectus, and as such investment objective and policies are amended from time to time by the
	Fund's Board of Directors, and subject always to the restrictions of the Fund's Articles of Incorporation and By-Laws, as amended or restated from time to time, and the provisions of the 1940 Act. Should the Board of Directors for the Fund at any time make any definite determination as to investment policy and notify the Investment Manager thereof, the Investment Manager shall be bound by such determination for the period, if any, specified in such notice or until similarly notified that such determination has been revoked. The Investment Manager shall vote the Fund's proxies in connection with its Assets in accordance with the Investment Manager's proxy voting policy as may be amended from time to time, provided that the Board of Directors of the Fund receives at least ten days advance notice of any such material amendment. The Investment Manager shall make such reports to the Board concerning such proxy voting as the Board may deem necessary or advisable. It is understood and acknowledged that no assurance has been or can be provided that the investment objective of the Fund can or will be achieved. The
	Investment Manager shall take, on behalf of the Fund, all actions which it deems necessary to implement the investment policies of the Fund applicable to the Fund's Assets and, with respect to the Fund's Assets, to place all orders for the purchase or sale of portfolio securities for the Fund with brokers or dealers selected by the Investment Manager, and in connection therewith, the Investment Manager is authorized as agent of the Fund to give instructions to the custodians from time to time of the Fund's Assets as to deliveries of securities and payments of cash for the account of the Fund. In connection with the selection of such brokers or dealers and the placing of such orders, the Investment Manager is directed at all times to seek to use its reasonable efforts to obtain for the Fund the most favorable net results available ("best execution"). In using its reasonable efforts to obtain for the Fund best execution, the Investment Manager shall consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker or dealer involved and the quality of service rendered by the broker or dealer in other transaction. Subject to such policies as the Fund may communicate to the Investment Manager in writing, the Investment Manager shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement solely by reason of its having caused the Fund to pay a broker or dealer that provides brokerage and research services to the Investment Manager or its affiliates an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Investment Manager determines in good faith that such amount of commission was reasonable. Subject to these requirements and the provision of the 1940 Act, the U.S. Securities Exchange Act of 1934 and any other applicable provisions of law, nothing shall prohibit the Investment Manager from selecting brokers or dealers with which it or the Fund is affiliated.

    It is also understood that it is desirable for the Fund that the Investment Manager have access to investment and market research and securities and economic analyses provided by brokers and others. It is also understood that brokers providing such services may execute brokerage transactions at a higher cost to the Fund than might result from the allocation of brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the purchase and sale of securities for the Fund may be made with brokers who provide such research and analysis, subject to review by the Fund's Board of Directors from time to time with respect to the extent and continuation of this practice to determine whether the Fund benefits, directly or indirectly, from such practice. It is understood by both parties that the Investment Manager may select broker-dealers for the execution of the Fund's portfolio transactions who provide research and analysis as the Investment Manager may lawfully and appropriately use in its investment management and advisory capacities, whether or not such research and analysis may also be useful to the Investment Manager in connection with its services to other clients.

	On occasions when the Investment Manager deems the purchase or sale of a
	security to be in the best interest of the Fund as well as of other
	clients, the Investment Manager, to the extent permitted by applicable
	laws and regulations, may aggregate the securities to be purchased or
	sold in order to obtain the most favorable price or lower brokerage
	commissions and the most efficient 	execution.  In such event, allocation
	of the securities so purchased or sold, as well as the expenses incurred
	in the transaction, will be made by the Investment Manager in the
	manner it considers to be the most equitable and consistent with its
	fiduciary obligations to the Fund and to such other clients;

    ii.	Prepare and make available to the Fund as reasonably requested by the
	Board of Directors pertinent research and statistical data and

    iii.	Maintain or cause to be maintained for the Fund all books and
	records required under the 1940 Act, to the extent that such books and records are not maintained or furnished by administrators, custodians or other agents of the Fund.

        (b)	The Investment Manager accepts such appointment and agrees during
		the term of this Agreement (i) to render such services, (ii) to permit
		one of its or its affiliate's directors, officers or employees to
		serve without compensation as an officer of the Fund if elected to
		such positions and to assume the obligations herein for the
		compensation herein provided, (iii) to manage the hosting and updating
		of the Fund's website, (iv) to produce the Fund's monthly investor
		update, (v) to assist the Fund's marketing efforts, (vi) to assist
		the Fund's Treasurer in identifying passive foreign investment
		companies (PFICs) in the Fund's portfolio, (vii) to provide
		sub-certifications regarding the Investment Manager to support
		certifications made by officers of the Fund in documents filed by the
		Fund with the SEC, (viii) to identify securities in the Fund's
		portfolio that constitute holdings of 5% or more voting shares of a
		portfolio company,(ix) to assist in identifying securities that are
		restricted or illiquid securities, (x) to provide the Fund with
		information on brokerage commissions incurred by the Fund, and (xi) to
		provide such other services as may be agreed between the Fund and the
		Investment Manager from time to time. The Investment Manager shall for
		all purposes herein provided be deemed to be an independent
		contractor, and unless otherwise expressly provided or authorized,
		shall have no authority to act for or represent the Fund in any way or
		otherwise be deemed an agent of the Fund.

        (c)	The Investment Manager hereby acknowledges the Fund has informed
		it that the Fund may allocate a portion of its assets to "direct
		investments" (assets of the Fund that are invested in securities that
		at the time of such investment are not listed (or approved for
		listing) on a securities exchange). The portion, if any, of the Fund's
		Assets is actually invested in direct investments shall be managed by
		such entity as may be appointed by the Fund to manage the assets of
		the Fund other than the Assets (the "Direct Investment Manager")
		in accordance with the terms of a separate investment management and
		advisory services agreement entered into by and between the Fund and
		the Direct Investment Manager (the "Direct Investment Management
		Agreement"). Whenever the Direct Investment Manager shall
		recommend the investment of Fund assets in a direct investment, the
		Fund shall instruct the Investment Manager in writing as to the
		amount of Fund assets sought to be invested in such direct investment,
		and the Investment Manager shall, within ten business days thereafter
		(or such other period of time as the Fund may direct in writing, but
		such period may not be less than 10 business days), liquidate
		sufficient portfolio securities to realize such amount and make the
		net proceeds thereof available for investment in such direct
		investment. Upon the sale of a direct investment, the Direct Investment
        Manager shall make the net proceeds thereof available as soon as
		reasonably practicable for investment pursuant to this Agreement by
		the Investment Manager.

         (d)	As of the date of this Agreement, the Fund has no intention to
		 make any direct investment for the foreseeable future. The Fund
		 hereby agrees that the Investment Manager shall be entitled to
		 delegate all or any of its functions, powers, discretions, duties and
		 obligations, to any person or persons, including one or more
		 investment advisers or participating affiliates that control, are
		 controlled by or are under common control with the Investment
		 Manager, and any such delegation may be on such terms and conditions
		 as the Investment Manager thinks fit provided that any such
		 delegation shall not relieve the Investment Manager of its
		 obligations under this Agreement; provided, however, that no
		 delegation of investment management powers and functions may occur
		 unless approved in advance by the Board of Directors of the Fund
		 and, if required by the 1940 Act, by the Fund's stockholders; and
		 provided further that no delegation of any other powers or functions
		 may occur unless the Investment Manager has given the Board of
		 Directors of the Fund at least 30 days prior notice of such
		 delegation.

    2.	Compensation. For the services and facilities described in Section 1,
	the Fund agrees to pay in United States dollars to the Investment Manager, a fee in accordance with the schedule set forth as Exhibit A hereto. For the month and year in which this Agreement becomes effective or terminates, there shall be an appropriate proration on the basis of the number of days that this Agreement is in effect during such month and year, respectively. For the avoidance of doubt, the amounts paid as compensation under this Section 2 are separate from, and in addition to, any amounts paid by the Fund as expenses or otherwise under Section 6 of this Agreement.

    3.	Investment in Fund Stock. The Investment Manager agrees that it will
	not make a short sale of any capital stock of the Fund, or purchase any share of the capital stock of the Fund.

    4.	Non-Exclusivity of Services. Nothing herein shall be construed as
	prohibiting the Investment Manager or any of its affiliates from providing investment advisory services to, or entering into investment advisory agreements with, any other clients (including other registered investment companies), including clients which may invest in Chinese equity securities, so long as the Investment Manager's services to the Fund pursuant to this Agreement are not materially impaired thereby. The Investment Manager is not obligated to purchase or sell for the Fund any security which the Investment Manager or its affiliates may purchase or sell for their own accounts or other clients.

    5.	Standard of Care; Indemnification. The Investment Manager may rely on
	information reasonably believed by it to be accurate and reliable. Neither the Investment Manager nor its officers, directors, employees agents or controlling persons (as defined in the 1940 Act) shall be subject to any liability for any act or omission, error of judgment or mistake of law, or for any loss suffered by the Fund, in the course of, connected with or arising out of any services to be rendered hereunder, except by reason of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its duties or by reason of reckless disregard on the part of the Investment Manager of its obligations and duties under this Agreement. Any person, even though also employed by the Investment Manager, who may be or become an employee of the Fund shall be deemed, when acting within the scope of his employment by the Fund, to be acting in such employment solely for the Fund and not as an employee or agent of the Investment Manager. In no event will the Investment Manager have any responsibility for any portion of the Fund other than the Assets or for the acts or omissions of any Direct Investment Manager or any other adviser of the Fund. In particular, the Investment Manager shall have no responsibility for the Fund's being in violation of any applicable law or regulation or investment policy or restriction or instruction applicable to the Fund as a whole or for the Fund's failing to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), if the Fund's holding of the Assets is such that the Assets would not be in such violation or if the Fund would not fail to qualify if the Assets were deemed a separate series of the Fund or a separate "regulated investment company" under the Code.

    The Fund agrees to indemnify and hold harmless the Investment Manager, its officers, directors, employees, agents, shareholders, controlling persons or other affiliates (each an "Indemnified Party"), for any losses, taxes, costs, charges assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), the Securities and Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, and any state and foreign securities laws, all as amended from time to time) and expenses, including (without limitation) reasonable attorneys' fees and disbursements incurred or suffered by any Indemnified Party arising from any action, proceeding or claims which may be brought against such Indemnified Party in connection with the performance or non-performance in good faith of its functions under this Agreement, including taking or omitting to take any action at the request or on the direction of or in reliance on the advice of the Fund, except to the extent resulting from willful misfeasance, bad faith or gross negligence in the performance of such Indemnified Party's duties or from reckless disregard on the part of such Indemnified Party of such Indemnified Party's obligations and duties under this Agreement.

6.	Allocation of Charges and Expenses.

         (a)	The Investment Manager shall assume and pay for maintaining
		 its staff and personnel, and shall at its own expense provide the
		 equipment, office space and facilities, necessary to perform its
		 obligations hereunder.  The Investment Manager shall pay the
		 salaries and expenses of such officer of the Fund and any fees
		 and expenses of such Directors of the Fund who, as contemplated by
		 Section l(b) hereof, is a director, officer or employee of the
		 Investment Manager or any of its affiliates, provided, however, that
		 the Fund, and not the Investment Manager, shall bear travel expenses
		 or an appropriate fraction thereof of (i)any Director and/or officer
		 of the Fund who is a director, officer or employee of the Investment
		 Manager and (ii) the portfolio manager at the Investment Manager who
		 is primarily responsible for Fund (or any other member of the
		 investment team attending in lieu of that portfolio manager or, if at
		 the invitation of the Board of Directors, in addition to the
		 portfolio manager) to the extent that such expenses relate to
		 attendance at meetings of the Board of Directors of the Fund or any
		 committee thereof and provided, further, that such expenses are
		 incurred in accordance with the Fund's travel policy.

        (b)	In addition to the fee of the Investment Manager, the Fund shall
		assume and pay the following expenses: fees of any Direct Investment
		Manager; legal fees and expenses of counsel to the Fund; auditing and
		accounting expenses; taxes and governmental fees; New York Stock
		Exchange listing fees; dues and expenses incurred in connection with
		membership in investment company organizations; fees and expenses of
		the Fund's custodian, sub-custodian, transfer agents, registrars and
		other service providers; fees and expenses with respect to
		administration, except as may be herein expressly provided otherwise;
		expenses for portfolio pricing services by a pricing agent, if any;
		expenses of preparing share certificates and other expenses in
		connection with the issuance, offering and underwriting of shares
		issued by the Fund; interest charges and other expenses on any
		borrowings or transactions that may be considered to involve leverage;
		insurance premiums on property or personnel of the Fund which inure
		primarily to the Fund's benefit, including liability and fidelity bond
		insurance; third-party expenses relating to the development, hosting
		and maintenance of the Fund's website; third-party expenses relating
		to investor and public relations and marketing; expenses of
		registering or qualifying securities of the Fund for public sale;
		freight, insurance and other charges in connection with the shipment
		of the Fund's portfolio securities; brokerage commissions or other
		costs of acquiring or disposing of any portfolio holding of the Fund;
		expenses of preparation and distribution of reports, notices and
		dividends to stockholders; expenses of the Fund's dividend
		reinvestment and cash purchase plan; costs related to licenses for the
		Fund to use, distribution and/or publish data for any indexes used by
		the Fund; costs of stationery; any litigation expenses; costs of
		stockholder's and other meetings; and all other charges and costs of
		the Fund's operation plus any extraordinary and non-recurring
		expenses, except as herein otherwise prescribed.

        (c)	To the extent the Investment Manager incurs any costs by assuming
		expenses which are an obligation of the Fund as set forth herein, the
		Fund shall promptly reimburse the Investment Manager for such costs
		and expenses, except to the extent the Investment Manager has
		otherwise agreed to bear such expenses. To the extent the services,
		other than those services set forth in Section 1(b) hereof, for which
		the Fund is obligated to pay are performed by the Investment Manager,
		the Investment Manager shall be entitled to recover from the Fund to
		the extent of the Investment Manager's actual costs for providing such
		services.

7.	Potential Conflicts of Interest

        (a)	Subject to applicable statutes and regulations, it is understood
		that directors, officers or agents of the Fund are or may be
		interested in the Investment Manager as directors, officers,
		employees, agents, shareholders or otherwise, and that the directors,
		officers, employees, agents or shareholders of the Investment Manager
		may be interested in the Fund as a director, officer, agent or
		otherwise.

        (b)	If the Investment Manager considers the purchase or sale of
		securities for the Fund and other advisory clients of the Investment
		Manager at or about the same time, transactions in such securities
		will be made for the Fund and such other clients in accordance with
		the Investment Manager's trade allocation procedures, as may be
		amended from time to time, provided that the Board of Directors of the
		Fund receives at least ten days advance notice of any such amendment.

8.	Duration and Termination.

        (a)	This Agreement shall be effective for a period of two years from
		the date of this Agreement and will continue in effect from year to
		year thereafter, provided that such continuance is specifically
		approved at least annually by (i) a majority of the members of the
		Fund's Board of Directors who are neither parties to this Agreement
		nor interested persons of the Fund or of the Investment Manager or of
		any entity regularly furnishing investment advisory services with
		respect to the Fund pursuant to an agreement with the Investment
		Manager, cast in person at a meeting called for the purpose of voting
		on such approval, and (ii) separately by the Fund's Board of Directors
		(all Directors voting) or by vote of a majority of the Fund's
		outstanding voting securities.

        (b)	This Agreement may nevertheless be terminated at any time, without
		payment of penalty, by the Investment Manager or by the Fund acting
		pursuant to a vote of its Board of Directors or by vote of a majority
		of the Fund's outstanding securities upon sixty (60) days' written
		notice. This Agreement shall automatically be terminated in the event
		of its assignment, provided, however, that a transaction which does
		not, in accordance with the 1940 Act, result in a change of actual
		control or management of the Investment Manager's business shall not
		be deemed to be an assignment for the purposes of this Agreement. This
		agreement shall also be automatically terminated if the Investment
		Manager ceases to be registered as an investment adviser with the U.S.
		Securities and Exchange Commission.

        (c)	Termination of this Agreement shall not (i) affect the right of
		the Investment Manager to receive payments of any unpaid balance of
		the compensation described in Section 2 earned prior to such
		termination, or (ii) extinguish the Investment Manager's right of
		indemnification under Section 5. As used herein, the terms "interested
		person," "assignment," and "vote of a majority of the outstanding
		voting securities" shall have the meanings set forth in the 1940 Act.

    9.	Amendment. This Agreement may be amended by mutual agreement if
	required by the 1940 Act or other applicable law, provided, that, any such amendment shall only become effective after the affirmative vote of (i) the holders of a majority of the outstanding voting securities of the Fund, and (ii) a majority of the members of the Fund's Board of Directors who are not interested persons of the Fund or of the Investment Manager, cast in person at a meeting called for the purpose of voting on such approval.

    10.	Governing Law. This Agreement shall be governed by and construed in
	accordance with the laws of the State of New York, provided, however, that nothing herein shall be construed in a manner inconsistent with the 1940 Act.

    11.	Notices. Any communication hereunder must be in writing and must be
	made by letter, telex or facsimile. Any communication or document to be made or delivered by one person to another pursuant to this Agreement shall (unless that other person has by fifteen (15) days' notice to the other specified another address) be made or delivered to that other person at the following relevant address:

If to the Investment Manager:
Matthews International Capital Management, LLC
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
Attention: Global Head of Distribution
Telephone No: 415-954-4552

With copies to:
Matthews International Capital Management, LLC
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
Attention: General Counsel
Telephone No: 415-954-4555

If to the Fund:
The China Fund, Inc.
c/o State Street Bank and Trust Company
100 Summer Street, Mailstop: SUM0703, Boston, MA 02110
Attention: Brian F. Link
Telephone No.: 617-662-1504

With copies to:
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019-6131
Attention; Leonard Mackey, Esq.
Telephone No.: 212-878-8000
Facsimile No.: 212-878-8375

	and shall, if made by letter, be deemed to have been received when delivered by hand or if sent by mail within two days if the letter is sent by prepaid airmail, and shall if made by telex be deemed to have been received when acknowledged by the addressee's correct answer back code, and shall, if sent by facsimile, be deemed to have been received upon production of a transmission report by the machine from which the facsimile was sent which indicates that the facsimile was sent in its entirety to the facsimile number of the recipient, and shall, if sent by email or similar means of electronic transmission, shall be deemed received upon transmission to the email address specified above; and provided that a hard copy of the notice so served by telex, facsimile or email was posted that same day as the notice was served by electronic means.

    12.	Jurisdiction. Each party hereto irrevocably agrees that any suit,
	action or proceeding against either of the Investment Manager or the Fund arising out of or relating to this Agreement shall be subject non-exclusively to the jurisdiction of the United States District Court for the Southern District of New York or the Supreme Court of the State of New York, New York County, and each party hereto irrevocably submits non-exclusively to the jurisdiction of each such court in connection with any such suit, action or proceeding. Each party hereto waives any objection to the laying of venue of any such suit, action or proceeding in either such court, and waives any claim that such suit, action or proceeding has been brought in an inconvenient forum. Each party hereto irrevocably consents to service of process in connection with any such suit, action or proceeding by mailing a copy thereof in English by registered or certified mail, postage prepaid, to their respective addresses as set forth in the Agreement.

    13.	Representations and Warranties of the Investment Manager. The
	Investment Manager represents and warrants that it is duly registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended, and that it will use its reasonable efforts to maintain effective such registration during the term of this Agreement.

    14.	Representation and Warranty of the Fund. The Fund represents and
	warrants that it has full legal right to enter into this Agreement and to perform the obligations hereunder and that it has obtained all necessary consents and approvals to enter into this Agreement.

    15.	Provision of Certain Information by the Fund. The Fund shall furnish
	the Investment Manager with copies of the Fund's Articles of Incorporation, By-laws and Registration Statement on Form N-2, as amended or restated from time to time, any press releases made by the Fund and any reports made by the Fund to its stockholders, as soon as practicable after such documents become available. The Investment Manager shall not be bound by the terms of these documents until delivered to the Investment Manager in accordance with Section 11 herein. The Fund shall furnish the Investment Manager with any further documents, materials or information that the Investment Manager may reasonably request to enable it to perform its duties pursuant to this Agreement.

    16.	Press Releases, Reports, Other Disclosures.  Any reports press
	releases or other disclosures made by the Fund which contain statements about the management of assets by the Investment Manager shall be subject to the prior approval of the Investment Manager. Any disclosure of Fund holdings and information derived therefrom, such as Fund holdings characteristics, must comply with the Investment Manager' s disclosure policy and procedures, as amended from time to time and informed to the Board of Directors of the Fund.

    17.	Name of Investment Manager. The parties agree that the Investment
	Manager has a proprietary interest in the name "Matthews. " The Fund shall not use the name "Matthews" in the name of the Fund unless and only to the extent the Investment Manager provides prior, written approval specifically referencing this Article 17 of this Agreement. Thereafter, the Fund agrees to promptly take such action as may be necessary to delete from the name of the Fund any reference to the name of the Investment Manager or the name "Matthews," promptly after receipt from the Investment Manager of a written request therefor.

    18.	Severability. If any provision of the Agreement is determined by a
	court of competent jurisdiction to be invalid or unenforceable, such finding shall not affect the validity or enforceability of the remaining portions of this Agreement.

    19.	Counterparts. This Agreement may be executed in two or more
	counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

    20.	Captions. The captions in this Agreement are included for convenience
	of reference only and in no way define any of the provisions hereof or otherwise affect their construction or effect.


    IN WITNESS WHEREOF, the parties have executed this Agreement by their officers thereunto duly authorized as of the day and year first written above.

THE CHINA FUND, INC.
By: Gary L. French
/s/ Gary L. French
Title: Chairman

MATTHEWS INTERNATIONAL
CAPITAL MANAGEMENT, LLC
By: William J. Hackett
/s/ William J. Hackett
Title: Chief Executive Officer